Employee Benefits Expense - Summary of Employee Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes Of Employee Benefits Expense [Abstract]
Wages and salaries	$ (482,009)	$ (476,809)	$ (489,118)
Post-employment benefit obligations expense	(16,031)	(17,269)	(20,003)
Social security and other contributions	(286,459)	(266,566)	(257,185)
Other employee expenses	(25,254)	(79,849)	(71,678)
Total	$ (809,753)	$ (840,493)	$ (837,984)